Basis of Presentation - Reconcile Fair Value of Acquired Assets and Assumed Liabilities to Total Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Loans At Acquisition Date [Line Items]
Cash paid as merger consideration	$ 715,736
Cash paid for Quick Tag license and related patents	11,500
Fair value of consideration transferred	727,236
Cash	1,267
Accounts Receivable	68,573
Inventory	79,297
Other current assets	11,497
Property and equipment	53,607
Goodwill	432,245
Intangible assets	366,400
Other non-current assets	3,644
Total assets acquired	1,016,530
Less:
Accounts payable	(21,021)
Deferred income taxes	(133,249)
Junior subordinated debentures	(105,443)
Junior subordinated debentures premium	(7,378)
Other liabilities assumed	(22,203)
Net assets acquired	$ 727,236